Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade receivables	$ 6,446	$ 1,993
Interest receivable	17	25
Tax Receivables	774	853
Other receivables	194	254
Trade and other receivables.	7,431	3,125
Past due
Disclosure of financial assets [line items]
Trade receivables	$ 695	$ 0